Capital stock - Voting Common Shares (Details) - CAD ($)	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Disclosure of classes of share capital [line items]
Issued capital	$ 43,441,591	$ 42,834,982
Capital stock
Disclosure of classes of share capital [line items]
Shares outstanding	8,417,923	8,324,861	4,585,001	3,275,555